Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Abstract]
Balance at the beginning of the year	$ 21,325	$ 23,206
Foreign currency translation adjustments	(1,461)	(1,881)
Balance at the year end	$ 19,864	$ 21,325